LONG-TERM LOANS AND OTHER BORROWINGS - Bank loans (Details) $ in Millions, Rp in Billions	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)
Borrowings and other credit facilities
Current maturities	Rp (10,276)		Rp (8,858)
Long-term portion	27,773	$ 1,804	27,331
Bank loans
Borrowings and other credit facilities
Total loans and other borrowings	32,362		29,991
Unamortized debt issuance cost	(102)		(118)
Total loans and other borrowings	32,260		29,873
Current maturities	(9,282)		(7,788)
Long-term portion	22,978		22,085
Bank loans | Third parties
Borrowings and other credit facilities
Total loans and other borrowings	21,263		18,707
Bank loans | PT Bank Central Asia Tbk ("BCA") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	10,170		9,757
Bank loans | Syndication of banks | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	2,500		680
Bank loans | Syndication of banks | US. Dollar
Borrowings and other credit facilities
Total loans and other borrowings	160	10	265	$ 17
Bank loans | Bank CIMB Niaga | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	2,110		2,221
Bank loans | Bank CIMB Niaga | US. Dollar
Borrowings and other credit facilities
Total loans and other borrowings	60	4	61	4
Bank loans | Bank DBS | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	1,500		1,500
Bank loans | Bank Permata | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	1,313		1,021
Bank loans | Bank of China | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	1,400		1,000
Bank loans | PT Bank HSBC | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	625		750
Bank loans | BJB | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	500
Bank loans | MUFG Bank, Ltd. ("MUFG Bank") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	500		500
Bank loans | Bank Danamon | US. Dollar
Borrowings and other credit facilities
Total loans and other borrowings	273		455
Bank loans | PT Bank ANZ Indonesia | US. Dollar
Borrowings and other credit facilities
Total loans and other borrowings	110		198
Bank loans | United Overseas Bank Limited ("UOB Singapore") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings			205	13
Bank loans | Other (each below Rp100 billion) | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	13		60
Bank loans | Other (each below Rp100 billion) | Malaysian ringgit
Borrowings and other credit facilities
Total loans and other borrowings	29	$ 9	34	$ 10
Bank loans | Related parties
Borrowings and other credit facilities
Total loans and other borrowings	11,099		11,284
Bank loans | BNI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	6,182		5,472
Bank loans | Bank Mandiri | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	3,453		4,381
Bank loans | BRI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	955		1,409
Bank loans | BSI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	Rp 509		Rp 22